Organization	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1 - Organization

Aerkomm Inc. (formerly Maple Tree Kids Inc.) ("Aerkomm") was incorporated on August 14, 2013 in the State of Nevada. Aerkomm was a retail distribution company selling all its products over the internet in the United States, operating in the infant and toddler products business market.

On December 28, 2016, Aircom Pacific Inc. ("Aircom") purchased approximately 86.3% of Aerkomm's issued and outstanding common stock as of the closing date of purchase. As a result of the transaction, Aircom became the controlling shareholder of Aerkomm. Aircom was incorporated on September 29, 2014 under the laws of the State of California.

On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm. As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.

On December 31, 2014, Aircom acquired a newly incorporated subsidiary, Aircom Pacific Ltd. ("Aircom Seychelles"), a corporation formed under the laws of the Republic of Seychelles. Aircom Seychelles was formed to facilitate Aircom's global corporate structure for both business operations and tax planning. Presently, Aircom Seychelles has no operations. Aircom is working with corporate and tax advisers in finalizing its global corporate structure and has not yet concluded its final plan.

On October 17, 2016, Aircom acquired a wholly owned subsidiary, Aircom Pacific Inc. Limited ("Aircom HK"), a corporation formed under the laws of Hong Kong. The purpose of Aircom HK is to conduct Aircom's business and operations in Hong Kong. Presently, its primary function is business development, both with respect to airlines as well as content providers and advertisement partners based in Hong Kong. Aircom HK is also actively seeking strategic partnerships whom Aircom may leverage in order to provide more and better services to its customers. Aircom also plans to provide local supports to Hong Kong-based airlines via Aircom HK and teleports located in Hong Kong.

On December 15, 2016, Aircom acquired a wholly owned subsidiary, Aircom Japan, Inc. ("Aircom Japan"), a corporation formed under the laws of Japan. The purpose of Aircom Japan is to conduct business development and operations located within Japan. Aircom Japan is in the process of applying for, and will be the holder of, Satellite Communication Blanket License in Japan, which is necessary for Aircom to provide services within Japan. Aircom Japan will also provide local supports to airlines operating within the territory of Japan.

Aircom Telecom LLC ("Aircom Taiwan"), which became a wholly owned subsidiary of Aircom in December 2017, was organized under the laws of Taiwan on June 29, 2016. Aircom Taiwan is responsible for Aircom's business development efforts and general operations within Taiwan.

On June 13, 2018, Aerkomm established a new wholly owned subsidiary, Aerkomm Taiwan Inc. ("Aerkomm Taiwan"), a corporation formed under the laws of Taiwan. The purpose of Aerkomm Taiwan is to purchase a parcel of land and raise sufficient fund for ground station building and operate the ground station for data processing (although that cannot be guaranteed).

On November 15, 2018, Aircom Taiwan acquired a wholly owned subsidiary, Beijing Yatai Communication Co., Ltd. ("Aircom Beijing"), a corporation formed under the laws of China. The purpose of Aircom Beijing is to conduct Aircom's business and operations in China. Presently, its primary function is business development, both with respect to airlines as well as content providers and advertisement partners based in China as most business conducted in China requires a local registered company. Aircom Beijing is also actively seeking strategic partnerships whom Aircom may leverage in order to provide more and better services to its customers. Aircom also plans to provide local supports to China-based airlines via Aircom Beijing and teleports located in China.

On October 31, 2019, Aircom Seychelles established a new a wholly owned subsidiary, Aerkomm Pacific Limited ("Aerkomm Malta"), a corporation formed under the laws of Malta. The purpose of Aerkomm Malta is to conduct Aircom's business and operations and to engage with suppliers and potential airlines customers in the European Union.

Aerkomm and its subsidiaries (the "Company") are full-service, development stage providers of in-flight entertainment and connectivity solutions with their initial market in the Asian Pacific region.

The Company has not generated significant revenues, excluding non-recurring revenues in 2018 and 2019, and will incur additional expenses as a result of being a public reporting company. Currently, the Company has taken measures that management believes will improve its financial position by financing activities, including through a public offering, short-term borrowings and equity contributions. Two of the Company's current shareholders (the "Lenders") each committed to provide to the Company a $10 million bridge loan (together, the "Loans") for an aggregate principal amount of $20 million, to bridge the Company's cash flow needs prior to its obtaining a mortgage loan to be secured by a parcel of land (the "Land") the Company purchased in Taiwan. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company's request prior to the time that title to the Land is vested in the Company's subsidiary, Aerkomm Taiwan, to pay down outstanding payables to the Company's vendors. On March 20, 2020, the Company borrowed approximately $2.64 million (NT$80,000,000) (unaudited) under the Loans from one of the Lenders. On July 15, 2020, the Company borrowed an additional $54,440 (NT$1,600,000) (unaudited) under the Loans from the same Lender. As of August 17, 2020, $2.61 million (NT$78,400,000) (unaudited) of the Loans has been repaid. On April 16, 2020, the Company signed a loan agreement with one of its business partners, EESquare Superstore Corp. ("EESquare") for a working capital loan of up to $1.5 million (unaudited), with an interest rate at 3.25%. As of August 17, 2020, the Company has drawn down $1,100,000 (unaudited) of the loan. On April 30, 2020, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission, or the SEC, pursuant to Section 5 of the Securities Act of 1933 to issue and sell up to €40 million (approximately $43,192,000) (unaudited) of the Company's common stock, at a per share price to be determined. The Form S-1 is currently under SEC review. With the $20 million in Loans committed by the Lenders, the working capital loan from EESquare and expected future capital raising efforts, including the filing for upcoming registered public offering, the Company believes its working capital will be adequate to sustain its operations for the next twelve months.

On January 16, 2019, the Company completed a 1-for-5 reverse split of the Company's authorized, issued and outstanding shares of common stock, which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 with the Nevada Secretary of State on December 26, 2018 (see Note 14). All of the references in these financial statements to authorized common stock and issued and outstanding common stock have been adjusted to reflect this reverse split.

The Company's common stock is quoted for trading on the OTC Markets Group Inc. OTCQX Best Market under the symbol "AKOM." On July 17, 2019, the French Autorité des Marchés Financiers (the "AMF") granted visa number 19-372 on the prospectus relating to the admission of the Company's common stock to list and trade on the Professional Segment of the regulated market of Euronext Paris ("Euronext Paris"). The Company's common stock began trading on Euronext Paris on July 23, 2019 under the symbol "AKOM" and is denominated in Euros on Euronext Paris. This listing did not alter the Company's share count, capital structure, or current common stock listing on the OTCQX, the Company's primary trading market for its common stock.